Stock-Based Compensation - Schedule of Fair Vale Assumption Stock Award (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Black Scholes | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)				6 years 3 months 18 days
Expected volatility				37.10%
Expected volatility minimum			36.60%
Expected volatility maximum			38.70%
Risk-free interest rate minimum			2.80%	2.00%
Risk-free interest rate maximum			2.90%	2.30%
Dividend yield			0.00%	0.00%
Black Scholes | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	23 days
Expected volatility	50.60%
Risk-free interest rate	1.90%
Dividend yield	0.00%
Monte Carlo Simulation Model | Stock Options And Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	10 years	10 years
Expected volatility	59.00%	64.00%
Expected volatility minimum			60.00%
Expected volatility maximum			64.00%
Risk-free interest rate	2.80%	2.60%
Risk-free interest rate minimum			2.60%
Risk-free interest rate maximum			2.90%
Dividend yield	0.00%	0.00%	0.00%
Minimum | Black Scholes | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)			6 years
Dividend yield			0.00%
Minimum | Monte Carlo Simulation Model | Stock Options And Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)			9 years 7 months 6 days
Dividend yield			0.00%
Maximum | Black Scholes | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)			6 years 9 months 18 days
Dividend yield			0.00%
Maximum | Monte Carlo Simulation Model | Stock Options And Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)			10 years
Dividend yield			0.00%